Finance Expenses and Income	12 Months Ended
Dec. 31, 2017
Finance Expenses and Income [Abstract]
FINANCE EXPENSES AND INCOME
NOTE 33:-	FINANCE EXPENSES AND INCOME

a.	Finance expenses

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Finance expenses on debentures	815	857	773
Finance expenses on loans from financial institutions and others	197	208	238
Revaluation of derivatives	8	25	-
Loss from early redemption of borrowings and derivatives	2	16	49
Impairment of financial assets	1	15	19
Loss from securities available for sale	24	1	-
Exchange rate differences and others	57	58	51
Finance expenses capitalized to real estate under development	(19)	(53)	(51)
	1,085	1,127	1,079

*)	Reclassified, refer to Note 2dd.

b.	Finance income:

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Gain from investments in securities	6	139	31
Dividend income	116	16	15
Interest income from investees	23	29	34
Interest income	26	34	15
Revaluation of derivatives **)	143	35	699
Exchange rate differences and others	-	2	4
	314	255	798

*)	Reclassified, refer to Note 2dd.
**)	Mainly from hedging swap transactions.